TAXATION (Tables)	12 Months Ended
Dec. 31, 2013
TAXATION
Composition of income tax expense

	2011	2012	2013
	RMB	RMB	RMB
Current income tax expense	265,574,760	317,283,820	329,612,294
Deferred tax benefit	(3,388,535)	(22,757,864)	(35,871,972)
Income tax expense	262,186,225	294,525,956	293,740,322

Reconciliation of the differences between statutory tax rate and the effective tax rate

	2011	2012	2013
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to Subsidiaries in the PRC	(10)%	(17)%	(15)%
Non-deductible expenses incurred	6%	13%	16%
Withholding tax	—	10%	—
Others	(1)%	0%	0%
Effective CIT rate	20%	31%	26%

Significant components of deferred tax assets and liabilities

	2012	2013
	RMB	RMB
Deferred tax assets:
Loss carry forward	42,205,411	86,735,795
Accrued liability for customer reward related programs	32,209,006	60,078,932
Accrued staff salary	22,215,827	34,842,016
Deferred tax liabilities	(390,000)	(390,000)
Others	3,452,556	2,448,552
Less: Valuation allowance of deferred tax assets	(37,852,274)	(86,735,795)
Total deferred tax assets	61,840,526	96,979,500

Deferred tax liabilities, non-current:
Recognition of intangible assets	(53,309,153)	(63,197,155)

Net deferred tax assets	8,531,373	33,782,345

Schedule of movement of valuation allowances

	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of year	12,733,226	14,785,786	37,852,274
Current year additions	2,879,759	27,991,746	48,883,521
Current year disposal due to divestitures	(827,199)	(4,925,258)	—
Balance at end of year	14,785,786	37,852,274	86,735,795

Effect of preferential tax on China operations
	2011	2012	2013
	RMB	RMB	RMB
Tax holiday effect	115,750,217	119,971,884	146,321,156
Basic net income per ADS effect	0.80	0.88	1.11
Diluted net income per ADS effect	0.76	0.83	0.96